5. Revenues (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfRevenuesLineItems [Line Items]
Revenues	$ 14,265,370	$ 9,638,568	$ 7,044,039
Revenues from Resolution 19, SGE Resolution 70/2018,Resolution 95/2013 and amendments
DisclosureOfRevenuesLineItems [Line Items]
Revenues	12,667,903	9,134,802	6,616,864
Sales under contracts
DisclosureOfRevenuesLineItems [Line Items]
Revenues	896,802	273,285	215,479
Steam sales
DisclosureOfRevenuesLineItems [Line Items]
Revenues	245,950	230,481	211,696
Resale of gas transport and distribution capacity
DisclosureOfRevenuesLineItems [Line Items]
Revenues	193,889	0	0
Revenues from CVO thermal plant management
DisclosureOfRevenuesLineItems [Line Items]
Revenues	$ 260,826	$ 0	$ 0